Summary of Stock Option Activity (Details) - $ / shares		3 Months Ended				12 Months Ended
	Mar. 31, 2024	Mar. 31, 2024		Mar. 31, 2023		Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, beginning balance (in shares)		1,756,816		2,012,750		2,012,750	2,036,450
Weighted Average Exercise Price, beginning balance		$ 0.06		$ 0.06		$ 0.06	$ 0.06
Number of options outstanding, options granted							50,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 14.8715	[1]		[2]		$ 0.05
Number of Options, ending balance (in shares)						1,756,816	2,012,750
Weighted Average Exercise Price, ending balance						$ 0.06	$ 0.06
Weighted average exercise price, options granted							0.06
Weighted average exercise price, options forfeited, cancelled or expired						0.06	0.06
Agex Therapeutics Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value						$ 26.73	$ 27.76
Two Thousand Twenty Four Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares available for grant, beginning balance	1,725,000
Number of Options, beginning balance (in shares)
Number of RSUs outstanding, beginning balance
Weighted Average Exercise Price, beginning balance
Shares available for grant, options granted	(72,000)	72,378
Number of options outstanding, options granted	72,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 14.8715
Shares available for grant, ending balance	1,653,000	1,653,000
Number of Options, ending balance (in shares)	72,000	72,000
Number of RSUs outstanding, ending balance
Weighted Average Exercise Price, ending balance	$ 14.8715	$ 14.8715
Number of options outstanding, exercisable, ending balance	4,000	4,000
Weighted average exercise price, exercisable, ending balance	$ 14.8715	$ 14.8715
Number of RSUs outstanding, options granted
Equity Incentive Plan [Member] | Employee Stock [Member] | Agex Therapeutics Inc [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares available for grant, beginning balance		156,000		146,000		146,000	29,000
Number of Options, beginning balance (in shares)		83,000		93,000		93,000	96,000
Number of RSUs outstanding, beginning balance
Weighted Average Exercise Price, beginning balance		$ 80.28		$ 79.07		$ 79.07	$ 81.62
Number of options outstanding, options granted						1,000	3,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period
Shares available for grant, ending balance						156,000	146,000
Number of Options, ending balance (in shares)						83,000	93,000
Number of RSUs outstanding, ending balance
Weighted Average Exercise Price, ending balance						$ 80.28	$ 79.07
Number of options outstanding, exercisable, ending balance						80,000
Weighted average exercise price, exercisable, ending balance						$ 81.70
Shares available for grant increase option pool							114,000
Options grants increase option pool
Number of shares outstanding increase option pool
Weighted average exercise price increase option pool
Shares available for grant, options granted						(1,000)	(3,000)
Number of RSUs outstanding, options granted
Weighted average exercise price, options granted						$ 26.73	$ 27.76
Shares available for grant, options forfeited, cancelled or expired						11,000	6,000
Number of options outstanding, options forfeited, cancelled or expired						(11,000)	(6,000)
Number of RSUs outstanding, options forfeited, cancelled or expired
Weighted average exercise price, options forfeited, cancelled or expired						$ 67.30	$ 99.12
Shares available for grant, restricted stock units vested
Number of options outstanding, restricted stock units vested
Number of RSUs outstanding, restricted stock units vested
Weighted average exercise price, restricted stock units vested

[1]	Relates to stock options granted under the Serina 2024 Equity Incentive Plan on March 27, 2024.
[2]	There were no stock options granted during the period.